SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
SHARE BASED COMPENSATION
Schedule of outstanding RSUs

	Outstanding RSUs
	Number of Shares	Grant date Fair value
		US$
Unvested as of January 1, 2022	112,501	2.43
Grant	—
Vested and transfer to grantee	(37,500)	2.43
Forfeited and expected Forfeit	(75,001)	2.43
Unvested as of December 31, 2022	—